Note 11 - Income Tax - Schedule of Temporary Differences Related to Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ (2,082)	$ (3,673)
Charged to profit or loss	(774)	1,600
Others	9	(9)
Balance	(2,847)	(2,082)
Compensation and benefits [member]
Statement Line Items [Line Items]
Balance	(2,285)	(3,808)
Charged to profit or loss	(566)	1,523
Others	0	0
Balance	(2,851)	(2,285)
Depreciation allowances [member]
Statement Line Items [Line Items]
Balance	216	296
Charged to profit or loss	(19)	(80)
Others	0	0
Balance	197	216
Unused tax losses [member]
Statement Line Items [Line Items]
Balance	(4)	0
Charged to profit or loss	0	(4)
Others	0	0
Balance	(4)	(4)
Others [member]
Statement Line Items [Line Items]
Balance	(9)	(161)
Charged to profit or loss	(189)	161
Others	9	(9)
Balance	$ (189)	$ (9)